Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Intangibles - Schedule (Table)

December 31, 2022	Acquisition Cost	Accumulated Depreciation	Net Book Value
Port terminal operating rights	$53,152	$(15,832)	$37,320
Customer relationships	36,120	(27,247)	8,873
Total intangible assets	$89,272	$(43,079)	$46,193

December 31, 2021	Acquisition Cost	Accumulated Depreciation	Net Book Value
Port terminal operating rights	$53,152	$(14,834)	$38,318
Customer relationships	36,120	(25,472)	10,648
Total intangible assets	$89,272	$(40,306)	$48,966

Intangibles - Aggregate Amortization (Table)

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	$995	$995	$995	$995	$995	$32,345	$37,320
Customer relationships	1,775	1,775	1,775	1,775	1,773	—	8,873
Total	$2,770	$2,770	$2,770	$2,770	$2,768	$32,345	$46,193